Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities [Line Items]
Accrued payroll and payroll taxes	$ 521,000	$ 1,317,000
Contract liabilities		401,000	$ 96,000
Income taxes payable	150,000	0
Deferred revenue	757,000	401,000
Warranty liability	0	47,000	47,000
Other accrued expense	121,000	130,000	407,000
Other current liabilities	$ 1,549,000	1,895,000	1,500,000
Previously Reported [Member]
Other Current Liabilities [Line Items]
Accrued payroll and payroll taxes		1,237,000	$ 950,000
Other accrued expense		$ 210,000